Expense Example - FidelityEnvironmentalBondFund-AMCIZPRO - FidelityEnvironmentalBondFund-AMCIZPRO - Fidelity Environmental Bond Fund	Oct. 30, 2024 USD ($)
Fidelity Advisor Environmental Bond Fund - Class M
Expense Example:
1 year	$ 467
3 years	609
5 years	764
10 years	1,213
Fidelity Advisor Environmental Bond Fund - Class A
Expense Example:
1 year	468
3 years	612
5 years	769
10 years	1,224
Fidelity Advisor Environmental Bond Fund - Class I
Expense Example:
1 year	46
3 years	166
5 years	302
10 years	698
Fidelity Advisor Environmental Bond Fund - Class C
Expense Example:
1 year	247
3 years	456
5 years	787
10 years	1,520
Fidelity Advisor Environmental Bond Fund - Class Z
Expense Example:
1 year	37
3 years	123
5 years	219
10 years	$ 500